ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

July 24, 2017	Adam M. Schlichtmann
617-951-7114
617-235-7346 fax
adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Western Asset Funds, Inc. (Registration Nos. 33-34929 and 811-06110) (the “Corporation”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Corporation pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 106 to the Corporation’s Registration Statement under the Securities Act and Amendment No. 108 to the Corporation’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 106/108”).

The Amendment No. 106/108 is being filed under Rule 485(a) in order to reflect the addition of Western Asset Management Company Limited (“WAML”) as a subadviser to Western Asset Intermediate Bond Fund and Western Asset High Yield Fund, each a series of the Corporation (the “Funds”). The addition of WAML as subadviser does not reflect a change in the Funds’ investment objectives, policies or strategies. No information contained herein is intended to amend or supersede any prior filing relating to this or any other series of the Corporation. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 106/108 become effective sixty days after filing.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Regards,
/s/ Adam Schlichtmann Adam M. Schlichtmann